Consolidated Balance Sheets (FY) (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 17, 2017
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	10,673,539	10,658,775	10,639,290
Common stock, shares outstanding	10,673,539	10,658,775	10,639,290
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0